Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other receivables.
Schedule of Trade and other receivables

	2023			2022
	Current £m	Non-current £m	Total £m	Current £m	Non-current £m	Total £m
Trade receivables, net of expected credit loss allowance	1,352	–	1,352	1,487	–	1,487
Other prepayments and accrued income	107	–	107	106	–	106
Employee loans and advances	5	–	5	6	–	6
Other third-party receivables	392	114	506	282	132	414
Total	1,856	114	1,970	1,881	132	2,013

Schedule of expected credit loss allowance

	2023 £m	2022 £m
At 1 January	41	53
Exchange adjustments	(2)	2
Charge for the year	2	14
Subsequent recoveries of amounts provided for	(7)	(19)
Utilised	(5)	(9)
At 31 December	29	41

Schedule of credit risk exposure of trade receivables using a provision matrix

Year ended 31 December 2023

	Trade receivables
		Days past due
	Current £m	0-30 days £m	31-90 days £m	91-180 days £m	181 days- 1 year £m	Greater than 1 year £m	Total £m
Estimated total gross carrying amount at default	1,210	102	25	12	15	17	1,381
Expected credit loss	5	1	1	2	4	16	29

Year ended 31 December 2022

	Trade receivables
		Days past due
	Current £m	0-30 days £m	31-90 days £m	91-180 days £m	181 days- 1 year £m	Greater than 1 year £m	Total £m
Estimated total gross carrying amount at default	1,386	58	30	15	12	27	1,528
Expected credit loss	6	1	1	2	4	27	41